Stock Options and Warrants (Details 2) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Options at Beginning period (in shares)	8,910,000	3,220,735
Options Outstanding, Weighted Average Remaining Contractual Life	6 years 18 days	6 years 3 months 18 days
Options Outstanding, Weighted Average Exercise Price	$ 1.289	$ 1.289	$ 0.001
Options Exercisable, Number of Shares	2,587,000	533,334
Options Exercisable, Weighted Average Exercise Price	$ 1.227	$ 1.00
Options at Ending period (in shares)	8,710,000	8,910,000
Exercise Price Range One [Member]
Exercise Price, Lower Limit	$ 0.51	$ 0.51
Exercise Price, Upper Limit	$ 1.00	$ 1.00
Options at Beginning period (in shares)	1,500,000
Options Outstanding, Weighted Average Remaining Contractual Life	4 years 1 month 6 days	4 years 4 months 6 days
Options Outstanding, Weighted Average Exercise Price	$ 1.00	$ 1.00
Options Exercisable, Number of Shares	634,000	533,334
Options Exercisable, Weighted Average Exercise Price	$ 1.00	$ 1.00
Options at Ending period (in shares)	1,500,000	1,500,000
Exercise Price Range Two [Member]
Exercise Price, Lower Limit	$ 1.01	$ 1.01
Exercise Price, Upper Limit	$ 1.50	$ 1.50
Options at Beginning period (in shares)	5,660,000
Options Outstanding, Weighted Average Remaining Contractual Life	6 years 4 months 24 days	6 years 7 months 24 days
Options Outstanding, Weighted Average Exercise Price	$ 1.30	$ 1.30
Options Exercisable, Number of Shares	1,953,000
Options Exercisable, Weighted Average Exercise Price	$ 1.30
Options at Ending period (in shares)	5,660,000	5,660,000
Exercise Price Range Three [Member]
Exercise Price, Lower Limit	$ 1.51	$ 1.51
Exercise Price, Upper Limit	$ 2.00	$ 2.00
Options at Beginning period (in shares)	1,550,000
Options Outstanding, Weighted Average Remaining Contractual Life	6 years 7 months 21 days	6 years 10 months 17 days
Options Outstanding, Weighted Average Exercise Price	$ 1.52	$ 1.52
Options Exercisable, Number of Shares
Options Exercisable, Weighted Average Exercise Price
Options at Ending period (in shares)	1,550,000	1,550,000